Related Party Transactions (Details) - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
		Jun. 30, 2022	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2017	Jan. 01, 2021
Related Party Transaction [Line Items]
Gross premiums written (1)	[1]		$ 9,102,358		$ 8,689,279		$ 8,203,925
Net premiums written	[1]		7,928,912		7,544,195		7,134,018
Increase in unearned premiums (1)	[1]		(10,152)		(287,078)		(177,496)
Net premiums earned	[1]		7,918,760		7,257,117		6,956,522
Losses and loss expenses (liability remeasurement loss (gain): 2023, $7,102; 2022,$(1,267); 2021, $98,937) (1)	[1]		4,990,208		4,725,872		4,851,040
Acquisition costs (1)	[1]		1,563,107		1,537,213		1,391,502
Reinsurance balances receivable (1)	[1]		3,377,324		3,342,612
Non-life reserves (1)	[1]		13,151,309		12,725,631
Life and health reserves (1)			2,859,257	[1]	2,497,519	[1]			$ 2,937,823
Unearned premiums (1)	[1]		2,741,755		2,745,371
Other reinsurance balances payable (1)	[1]		655,240		632,336
Majority Shareholder | Exor
Related Party Transaction [Line Items]
Advisory services agreement					184		350
Majority Shareholder | Covea
Related Party Transaction [Line Items]
Related Party Services Agreement			3,000
Majority Shareholder | Real estate services | Exor
Related Party Transaction [Line Items]
Consulting and advisory services agreement					265		433
Majority Shareholder | Investment advisory services | Exor
Related Party Transaction [Line Items]
Advisory services agreement							175
Consulting and advisory services agreement					3,900		2,600
Majority Shareholder | Underwriting Activities | Covea
Related Party Transaction [Line Items]
Gross premiums written (1)			10,759
Net premiums written			10,759
Increase in unearned premiums (1)			305
Net premiums earned			11,064
Losses and loss expenses (liability remeasurement loss (gain): 2023, $7,102; 2022,$(1,267); 2021, $98,937) (1)			21,697
Acquisition costs (1)			33
Reinsurance balances receivable (1)			3,781		3,169
Non-life reserves (1)			107,736		95,013
Life and health reserves (1)			5,798		1,175
Unearned premiums (1)			335		571
Other reinsurance balances payable (1)			206		106
Majority Shareholder | Private equity funds | Exor
Related Party Transaction [Line Items]
Net realized and unrealized gain (loss) on related party investment		$ (34,000)			(72,000)		115,000
Majority Shareholder | Other invested assets | Exor
Related Party Transaction [Line Items]
Transaction amount							51,000
Majority Shareholder | Public equity funds | Exor
Related Party Transaction [Line Items]
Net realized and unrealized gain (loss) on related party investment		(24,000)			40,000		115,000
Transaction amount		772,000
Payments to acquire investments								$ 500,000
Realized gain (loss) on related party investment		$ 450,000
Retained earnings | Majority Shareholder | Exor
Related Party Transaction [Line Items]
Dividends on common shares					178,000		$ 107,000
Retained earnings | Majority Shareholder | Covea
Related Party Transaction [Line Items]
Dividends on common shares			200,000		$ 0
Deemed Dividend			$ 18,000

[1]	See Note 21 for additional information regarding related party transactions.